Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee has adopted Equity Grant Guidelines, which include certain recommended practices relating to the timing of equity-based awards. Although the Compensation Committee has generally been delegated authority by the Board to approve and grant equity-based awards, the full Board must approve and grant equity-based awards to directors and Section 16 officers. The guidelines are designed to prevent equity-based awards from being granted shortly prior to the disclosure of material nonpublic information.
The guidelines also provide that: (i) annual awards to existing officers, employees and consultants should be approved (or, in the case of existing Section 16 officers, recommended to the Board for approval) at a meeting of the Compensation Committee held during the first 120 calendar days of the year; (ii) annual awards to existing Section 16 officers recommended to the Board for approval should be approved at the next Board meeting following the Compensation Committee meeting in which the awards were recommended for approval, or by written consent following such recommendation; and (iii) annual awards to existing directors should be approved at the first Board meeting following the annual meeting of stockholders each year.
We did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal year 2024, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for our named executive officer grants in fiscal year 2024.

Award Timing Method
Our Compensation Committee has adopted Equity Grant Guidelines, which include certain recommended practices relating to the timing of equity-based awards. Although the Compensation Committee has generally been delegated authority by the Board to approve and grant equity-based awards, the full Board must approve and grant equity-based awards to directors and Section 16 officers. The guidelines are designed to prevent equity-based awards from being granted shortly prior to the disclosure of material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The guidelines are designed to prevent equity-based awards from being granted shortly prior to the disclosure of material nonpublic information.The guidelines also provide that: (i) annual awards to existing officers, employees and consultants should be approved (or, in the case of existing Section 16 officers, recommended to the Board for approval) at a meeting of the Compensation Committee held during the first 120 calendar days of the year; (ii) annual awards to existing Section 16 officers recommended to the Board for approval should be approved at the next Board meeting following the Compensation Committee meeting in which the awards were recommended for approval, or by written consent following such recommendation; and (iii) annual awards to existing directors should be approved at the first Board meeting following the annual meeting of stockholders each year.
MNPI Disclosure Timed for Compensation Value	false